Background and Organization (Details) - $ / shares		9 Months Ended
	Sep. 21, 2018	Sep. 30, 2018	Dec. 31, 2017
Converted into common stock, shares	5.10580
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized		300,000,000	95,000,000
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		50,000,000	50,000,000
Common stock, shares issued		85,103,673	15,000,000
Common stock, shares outstanding		85,103,673	15,000,000
Delaware [Member]
Entity incorporation date		Oct. 05, 2017
Entity incorporation name		Delaware
Common stock, par value		$ 0.0001
Common stock, shares authorized		95,000,000
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		5,000,000